Employee benefits liabilities - weighted average assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	3.30%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	3.30%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	3.40%
Future salary increase rate	1.50%	1.50%
Weighted average ultimate healthcare cost trend rate	4.00%	4.40%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.50%	3.10%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	3.10%
Future salary increase rate	1.30%	1.00%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
United Kingdom | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.60%	2.00%
Future salary increase rate	2.70%	2.70%